Restructuring Charges - Summary of Changes in Position of Restructuring Liabilities by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 240		$ 40
Additions	52		239
Utilized	(133)		(46)
Released	(3)		(2)
Other changes	(5)	[1]	9
Ending Balance	151		240
HPMS [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	234		14
Additions	52		226
Utilized	(131)		(17)
Released	(3)		(1)
Other changes	(4)	[1]	12
Ending Balance	148		234
SP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	6		5
Additions			8
Utilized	(2)		(6)
Other changes	(1)	[1]	(1)
Ending Balance	$ 3		6
Corporate and Other [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance			21
Additions			5
Utilized			(23)
Released			(1)
Other changes			$ (2)

[1]	Other changes primarily related to translation differences and internal transfers.